Columbia Contrarian Core Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 12.4%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	3,778,812	155,346,961
Entertainment 1.9%
Take-Two Interactive Software, Inc.(a)	304,119	74,834,562
Walt Disney Co. (The)	2,286,350	238,854,985
Total		313,689,547
Interactive Media & Services 9.3%
Alphabet, Inc., Class A	1,784,275	571,289,169
Alphabet, Inc., Class C	1,584,976	507,382,517
Meta Platforms, Inc., Class A	590,204	382,422,682
Pinterest, Inc., Class A(a)	1,533,923	40,066,069
Total		1,501,160,437
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.	223,549	46,723,977
Total Communication Services		2,016,920,922
Consumer Discretionary 8.6%
Automobiles 1.3%
Tesla, Inc.(a)	489,490	210,563,913
Broadline Retail 5.7%
Amazon.com, Inc.(a)	3,381,286	788,583,521
eBay, Inc.	1,598,644	132,351,737
Total		920,935,258
Hotels, Restaurants & Leisure 0.8%
Starbucks Corp.	1,496,625	130,371,004
Household Durables 0.4%
PulteGroup, Inc.	518,887	65,997,237
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	236,854	15,307,874
Tapestry, Inc.	497,020	54,314,346
Total		69,622,220
Total Consumer Discretionary		1,397,489,632
Consumer Staples 3.0%
Beverages 1.1%
PepsiCo, Inc.	1,191,824	177,271,902
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.2%
Walmart, Inc.	1,745,090	192,849,896
Household Products 0.7%
Procter & Gamble Co. (The)	726,364	107,618,090
Total Consumer Staples		477,739,888
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp.	1,361,585	205,776,341
ConocoPhillips Co.	1,596,514	141,594,827
EOG Resources, Inc.	1,081,326	116,621,009
Total		463,992,177
Total Energy		463,992,177
Financials 14.3%
Banks 5.4%
Bank of America Corp.	6,450,723	346,081,289
JPMorgan Chase & Co.	955,114	299,027,091
Wells Fargo & Co.	2,765,911	237,453,459
Total		882,561,839
Capital Markets 3.7%
Blackrock, Inc.	230,673	241,583,833
Charles Schwab Corp. (The)	859,193	79,672,967
Morgan Stanley	1,001,147	169,854,600
S&P Global, Inc.	218,036	108,762,898
Total		599,874,298
Consumer Finance 0.7%
American Express Co.	327,185	119,510,865
Financial Services 3.4%
Block, Inc., Class A(a)	1,220,820	81,550,776
MasterCard, Inc., Class A	294,499	162,130,534
Visa, Inc., Class A	903,488	302,162,527
Total		545,843,837
Insurance 1.1%
Aon PLC, Class A	484,284	171,397,793
Total Financials		2,319,188,632

Columbia Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.7%
Biotechnology 2.3%
AbbVie, Inc.	737,788	167,994,328
Vertex Pharmaceuticals, Inc.(a)	460,364	199,618,434
Total		367,612,762
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	1,499,215	193,248,814
Becton Dickinson & Co.	535,741	103,944,469
Boston Scientific Corp.(a)	970,056	98,538,288
Cooper Cos, Inc. (The)(a)	1,255,023	97,803,942
Zimmer Biomet Holdings, Inc.	1,257,137	122,596,000
Total		616,131,513
Health Care Providers & Services 1.1%
Cigna Group (The)	311,327	86,324,751
Henry Schein, Inc.(a)	1,254,655	93,559,623
Total		179,884,374
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	546,754	83,926,739
Thermo Fisher Scientific, Inc.	312,807	184,815,760
Total		268,742,499
Pharmaceuticals 2.8%
Eli Lilly & Co.	425,862	458,001,805
Total Health Care		1,890,372,953
Industrials 7.5%
Aerospace & Defense 2.0%
Boeing Co. (The)(a)	894,654	169,089,606
General Electric Co.	246,735	73,638,061
RTX Corp.	465,066	81,344,694
Total		324,072,361
Building Products 0.5%
Carrier Global Corp.	1,334,458	73,235,055
Commercial Services & Supplies 0.5%
Waste Management, Inc.	370,327	80,683,143
Electrical Equipment 0.6%
Eaton Corp. PLC	166,106	57,454,404
GE Vernova, Inc.	70,920	42,535,689
Total		99,990,093
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.5%
Uber Technologies, Inc.(a)	963,700	84,362,298
Industrial Conglomerates 1.7%
Honeywell International, Inc.	1,394,628	268,033,555
Machinery 1.0%
PACCAR, Inc.	153,873	16,221,292
Parker-Hannifin Corp.	75,119	64,730,042
Stanley Black & Decker, Inc.	1,241,902	88,820,831
Total		169,772,165
Professional Services 0.7%
Jacobs Solutions, Inc.	813,342	109,646,635
Total Industrials		1,209,795,305
Information Technology 34.7%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	809,634	183,098,729
IT Services 0.6%
MongoDB, Inc.(a)	48,695	16,184,757
Okta, Inc.(a)	1,066,093	85,639,251
Total		101,824,008
Semiconductors & Semiconductor Equipment 14.6%
Applied Materials, Inc.	720,795	181,820,539
Broadcom, Inc.	1,214,808	489,519,031
Lam Research Corp.	802,315	125,161,140
Marvell Technology, Inc.	766,005	68,480,847
NVIDIA Corp.	7,254,611	1,284,066,147
Texas Instruments, Inc.	1,260,396	212,086,835
Total		2,361,134,539
Software 11.0%
Atlassian Corp., Class A(a)	428,375	64,050,630
Intuit, Inc.	337,979	214,305,724
Microsoft Corp.	2,481,110	1,220,730,931
Palo Alto Networks, Inc.(a)	348,925	66,341,110
Salesforce, Inc.	428,868	98,871,229
Synopsys, Inc.(a)	268,965	112,430,060
Total		1,776,729,684
Columbia Contrarian Core Fund  | 2025

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	3,765,385	1,049,977,607
Dell Technologies, Inc.	1,140,182	152,043,270
Total		1,202,020,877
Total Information Technology		5,624,807,837
Materials 0.4%
Chemicals 0.4%
International Flavors & Fragrances, Inc.	923,887	64,191,669
Total Materials		64,191,669
Real Estate 0.8%
Specialized REITs 0.8%
Equinix, Inc.	166,687	125,566,984
Total Real Estate		125,566,984
Utilities 2.1%
Multi-Utilities 2.1%
DTE Energy Co.	1,302,963	178,545,020
Public Service Enterprise Group, Inc.	2,024,434	169,080,728
Total		347,625,748
Total Utilities		347,625,748
Total Common Stocks (Cost $7,717,474,273)		15,937,691,747

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	296,746,656	296,657,632
Total Money Market Funds (Cost $296,628,926)		296,657,632
Total Investments in Securities (Cost: $8,014,103,199)		16,234,349,379
Other Assets & Liabilities, Net		(30,089,663)
Net Assets		16,204,259,716
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	138,367,138	801,053,124	(642,779,024)	16,394	296,657,632	(23,076)	3,279,485	296,746,656
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Contrarian Core Fund  | 2025

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